SEGMENT INFORMATION (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Segment Information
Net sales to unaffiliated customers	$ 1,735.3	$ 1,679.5	$ 1,626.9	$ 1,572.1	$ 1,550.8	$ 1,508.7	$ 1,541.5	$ 1,485.5	$ 6,613.8	$ 6,086.5	$ 5,966.9
Interest expense									(63.0)	(59.9)	(60.5)
Income from continuing operations before taxes									589.5	477.1	408.9
Capital expenditures									193.8	176.9	138.9
Depreciation and amortization expense									178.7	180.1	188.3
Other expense, net	$ 9.0	$ 10.8	$ 10.2	$ 6.5	$ 4.8	$ 4.6	$ 50.2	$ 5.6	36.5	65.2	68.3
Intersegment sales
Segment Information
Net sales to unaffiliated customers									75.0	73.5	79.0
Label and Graphic Materials | Operating segments
Segment Information
Net sales to unaffiliated customers									4,511.7	4,187.3	4,032.1
Income from continuing operations before taxes									567.3	516.2	453.4
Capital expenditures									125.5	118.8	68.3
Depreciation and amortization expense									102.3	103.1	104.9
Other expense, net									14.5	13.0	12.1
Label and Graphic Materials | Intersegment sales
Segment Information
Net sales to unaffiliated customers									64.1	63.4	61.3
Retail Branding and Information Solutions | Operating segments
Segment Information
Net sales to unaffiliated customers									1,511.2	1,445.4	1,443.4
Income from continuing operations before taxes									122.9	102.6	51.6
Capital expenditures									48.8	50.9	51.0
Depreciation and amortization expense									56.4	64.3	70.6
Other expense, net									18.1	9.8	45.7
Retail Branding and Information Solutions | Intersegment sales
Segment Information
Net sales to unaffiliated customers									3.2	2.9	2.9
Industrial and Healthcare Materials | Operating segments
Segment Information
Net sales to unaffiliated customers									590.9	453.8	491.4
Income from continuing operations before taxes									50.5	54.6	57.1
Capital expenditures									19.5	7.2	19.6
Depreciation and amortization expense									20.0	12.7	12.8
Other expense, net									3.7	1.9	8.0
Industrial and Healthcare Materials | Intersegment sales
Segment Information
Net sales to unaffiliated customers									7.7	7.2	14.8
Industrial and Healthcare Materials | Performance Tapes
Segment Information
Net sales to unaffiliated customers									515.1	377.4	414.6
Corporate
Segment Information
Income from continuing operations before taxes									(88.2)	(136.4)	(92.7)
Other expense, net									$ 0.2	$ 40.5	$ 2.5